KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	3 Months Ended
Sep. 30, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	09/30/2024	09/30/2023
Salaries, social security and other benefits	611,096	509,135
Share-based incentives	480,450	6,193,668
Total	1,091,546	6,702,803